Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2013
Financial Assets and Liabilities

The Company’s financial assets and financial liabilities are as follow:

	As at June 30, 2013	As at June 30, 2012
Cash	$6,929	$5,013

Accounts receivable	$40,971	$35,481

Accounts payable	$1,724	$963
Other accrued liabilities	33,467	33,195
Class B Series Two and Three share liability	7,615	7,487
Long-term debt (including portion due within one year)	220,244	215,992
Conversion right on 6.25% Convertible Debentures	954	2,080
Derivative financial instrument	820	164
Other long term liabilities	12,641	10,872

	$277,465	$270,753

Fair Values of Financial Assets and Liabilities Measured on Recurring Basis

The fair values of the Company’s financial assets and liabilities measured on a recurring basis were categorized as follows:

As at June 30, 2013
	Level 1	Level 2	Level 3	Total
Foreign currency exchange contracts	$—	$820	$—	$820
Class B Series Two and Three common share liability	—	7,615	—	7,615
Conversion right on 6.25% Convertible Debentures	—	—	954	954

	$—	$8,435	$954	$9,389

As at June 30, 2012
	Level 1	Level 2	Level 3	Total
Foreign currency exchange contracts	$—	$164	$—	$164
Class B Series Two and Three common share liability	—	7,487	—	7,487
Conversion right on 6.25% Convertible Debentures	—	—	2,080	2,080

	$—	$7,651	$2,080	$9,731

Summary of Changes in Level 3 Financial Instrument

The following tables summarize the changes in the Company’s level 3 financial instrument for the twelve months ended June 30, 2013 and 2012, respectively.

Conversion rights on 6.25% Convertible Debentures For the twelve months ended June 30,	2013	2012
Beginning balance at July 1,	$2,080	$1,099
Total unrealized (gain) loss:
Non-cash (gain) loss on conversion feature	(1,142)	972
FX impact on conversion feature	16	9

Ending balance at June 30,	$954	$2,080

Outstanding Contracts Relating to Dividend and Interest Payments

At June 30, 2013, the Company had the following outstanding contracts relating to dividend and interest payments:

Contract Dates	Number of Contracts	US$ to be delivered (in millions)	Cdn$ to be received (in millions)	Cdn$ per US$ (weighted average)
July 2013 -June 2014	12	14.6	14.7	1.0009
July 2014- September 2014	3	3.6	3.7	1.0305

	15	18.2	18.4